Reconciliation of Financial Statements to Form 5500 - Reconciliation of Benefits Paid (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to participants per the financial statements	$ 48,228,941	$ 35,503,636
Plus amounts allocated on Form 5500 to withdrawing participants and benefit payments pending distribution at end of the year	3,739,568	4,374,310
Less amounts allocated on Form 5500 to withdrawing participants and benefit payments pending distribution at beginning of the year	(4,374,310)	(5,416,974)
Benefits paid to participants per the Form 5500	$ 47,594,199	$ 34,460,972